Aptus Defined Risk ETF
Schedule of Investments
July 31, 2022 (Unaudited)
Shares		Security Description		Value
		EXCHANGE TRADED FUNDS - 91.9% (a)
3,667,625		Invesco BulletShares 2024 Corporate Bond ETF		$76,580,010
7,431,175		Invesco BulletShares 2025 Corporate Bond ETF (b)		154,048,258
7,857,275		Invesco BulletShares 2026 Corporate Bond ETF (b)		154,709,745
1,954,300		Invesco BulletShares 2027 Corporate Bond ETF (b)		38,871,027
291,089		Invesco BulletShares 2028 Corporate Bond ETF		6,002,255
6,727,674		iShares iBonds Dec 2027 Term Corporate ETF (b)		165,029,843
3,739,525		iShares iBonds Dec 2028 Term Corporate ETF (b)		95,956,212
2,314,475		iShares iBonds Dec 2029 Term Corporate ETF (b)		54,714,189
1,538,000		iShares iBonds Dec 2030 Term Corporate ETF (b)		34,212,502
		TOTAL EXCHANGE TRADED FUNDS (Cost $776,929,547)		780,124,041

Contracts			Notional Amount
		PURCHASED OPTIONS (c) - 2.9%
		Call Options - 2.6%
11,000		Energy Select Sector SPDR Fund, Expiration: 09/16/2022, Exercise Price: $80.00	86,262,000	3,602,500
14,000		Fidelity National Information Services, Inc., Expiration: 10/21/2022, Exercise Price: $110.00	$143,024,000	4,305,000
4,000		iShares 20+ Year Treasury Bond ETF, Expiration: 09/16/2022, Exercise Price: $120.00 (d)	46,972,000	810,000
12,500		Lowe’s Companies, Inc., Expiration: 01/20/2023, Exercise Price: $240.00 (d)	239,412,500	3,593,750
620		S&P 500 Index, Expiration: 10/21/2022, Exercise Price: $4,150.00	256,077,980	9,402,300
				21,713,550
		Put Options - 0.3%
350		S&P 500 Index, Expiration: 09/16/2022, Exercise Price: $4,000.00	144,560,150	2,444,750
		TOTAL PURCHASED OPTIONS (Cost $19,485,706)		24,158,300

		Total Investments (Cost $796,415,253) - 94.8%		804,282,341
		Other Assets in Excess of Liabilities - 5.2%		44,156,954
		NET ASSETS - 100.0%		$848,439,295

		Percentages are stated as a percent of net assets.
	(a)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
	(b)	Affiliated Exchange Traded Fund during the period.
	(c)	Exchange traded.
	(d)	Securities are held in connection with written options, see Schedule of Written Options for more details.

Aptus Defined Risk ETF
Schedule of Written Options
July 31, 2022 (Unaudited)
Contracts		Security Description	Notional Amount	Value
		Written Options (a) - (0.1)%
		Call Options - (0.1)%
(4,000)		iShares 20+ Year Treasury Bond ETF, Expiration: 09/16/2022, Exercise Price: $135.00	$(46,972,000)	$(88,000)
(12,500)		Lowe’s Companies, Inc., Expiration: 01/20/2023, Exercise Price: $280.00	(239,412,500)	(712,500)
		TOTAL WRITTEN OPTIONS (Premiums Received $864,647)		$(800,500)

		Percentages are stated as a percent of net assets.
	(a)	Exchange traded.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022:

Aptus Defined Risk ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$780,124,041	$-	$-	$780,124,041
Purchased Options	-	24,158,300	-	24,158,300
Total Investments in Securities	$780,124,041	$24,158,300	$-	$804,282,341

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$800,500	$-	$800,500
Total Written Options	$-	$800,500	$-	$800,500

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.

Transactions With Affiliated Securities

Investments in issuers considered to be affiliate(s) of the Funds during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Aptus Defined Risk ETF					Change in
					Unrealized
	Value at	Purchases	Proceeds	Net Realized	Appreciation	Value at
Affiliated Issuer	4/30/2022	at Cost	from Sales	Gain (Loss)	(Depreciation)	7/31/2022
Invesco BulletShares 2025 Corporate Bond ETF	$25,829,734	$142,075,950	$(14,432,844)	$(127,890)	$703,308	$154,048,258
Invesco BulletShares 2026 Corporate Bond ETF	25,772,240	142,044,467	(14,404,927)	(144,908)	1,442,873	154,709,745
Invesco BulletShares 2027 Corporate Bond ETF	-	41,761,100	(3,356,303)	(40,560)	506,790	38,871,027
iShares iBonds Dec 2024 Term Corporate ETF	179,860,435	268,717	(180,291,243)	(9,111,288)	9,273,379	-
iShares iBonds Dec 2025 Term Corporate ETF	190,017,857	283,454	(190,566,642)	(13,853,862)	14,119,193	-
iShares iBonds Dec 2026 Term Corporate ETF	182,671,728	272,707	(183,349,642)	(12,884,833)	13,290,040	-
iShares iBonds Dec 2027 Term Corporate ETF	147,698,876	34,766,690	(19,764,421)	(217,326)	2,546,024	165,029,843
iShares iBonds Dec 2028 Term Corporate ETF	-	164,320,650	(69,255,362)	(97,012)	987,936	95,956,212
iShares iBonds Dec 2029 Term Corporate ETF	-	58,483,953	(4,705,820)	(53,307)	989,363	54,714,189
iShares iBonds Dec 2030 Term Corporate ETF	-	36,719,480	(2,928,958)	(53,650)	475,630	34,212,502
	$751,850,870			$(36,584,636)	$44,334,536	$512,658,873